Right of Use Assets and Lease Liabilities	12 Months Ended
Jun. 30, 2022
Right Of Use Assets And Lease Liabilities [Abstract]
Right of Use Assets and Lease Liabilities
Note 19 – Right of Use Assets and Lease Liabilities

	June 30, 2022 $’000	June 30, 2021 $’000
Total right of use assets , net	24,640	18,312

Lease liabilities
Current lease liabilities	4,020	2,941
Non-current lease liabilities	25,556	17,660

Total lease liabilities	29,576	20,601

The Group has lease contracts for various property, buildings, motor vehicles and other equipment used within its operations. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the
Group is restricted from assigning and subleasing the leased assets. There are several lease contracts that include extension and termination options.

The

Group
 had total cash outflows for leases of $
2.6
 million in 2022 ($
1.1
 million in 2021 and $
1.8
 million in 2020 respectively). The Group recognized expenses relating to short term leases of $
0.01
 million in 2022 ($
0.01
 million in 2021 and 2020 respectively).
The weighted average incremental borrowing rate at June 30, 2022 was 2.72% (June 30, 2021: 1.45%; June 30, 2020: 3.12%). As most of the Group’s leases do not provide an implicit rate of return, the use of the incremental borrowing rate has been adhered to, based on the information available at lease commencement date in determining the present value of lease payments.

For the current period ending June 30, 2022, the maturity of the lease payments is as follows:

Operating leases	Amount $’000
June 30, 2023	3,942
June 30, 2024	3,853
June 30, 2025	4,155
June 30, 2026	4,379
June 30, 2027	4,433
Thereafter	12,049

Total minimum lease payments	32,811

Less amount representing interest	(3,235)

Present value of lease liabilities	29,576

Less: current portion	(4,020)

Long term portion of lease liabilities	25,556

The weighted average lease term is 7.2 years for the June 30, 2022 period (7.4 years for 2021 and 2020 respectively).
The Group has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised.